EATON VANCE SPECIAL INVESTMENT TRUST

One Post Office Square

Boston, MA 02109

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the “Registrant”) (1933 Act File No. 2-27962) certifies (a) that the forms of prospectuses and statements of additional information dated May 1, 2025 used with respect to the following series of the Registrant do not differ from those contained in Post-Effective Amendment No. 209 (“Amendment No. 209”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 209 was filed electronically with the Securities and Exchange Commission (Accession No. 0000102816-25-000013) on April 28, 2025.

Eaton Vance Balanced Fund

Eaton Vance Core Bond Fund

Eaton Vance Dividend Builder Fund

Eaton Vance Greater India Fund

Eaton Vance Growth Fund

Eaton Vance Large-Cap Value Fund

Eaton Vance Small-Cap Fund

EATON VANCE SPECIAL INVESTMENT TRUST

By:	/s/ Nicholas S. Di Lorenzo
Nicholas S. Di Lorenzo
Secretary

Date: May 5, 2025